Accumulated other comprehensive income (loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	$ (32,226)	$ 45,438
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			$ 0
Other comprehensive loss before reclassifications	(67,659)	(10,750)	(4,568)
Amount reclassified from AOCI	(10,005)	56,762	3,994
Net accumulated other comprehensive loss	(77,664)	46,012	(574)
Ending Balance	$ (32,226)	$ 45,438	$ (574)